Prepayments and deposits - Summary of Prepayments and deposits (Detail) - USD ($)	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of Detailed Information About Prepayments and Deposits [Abstract]
Prepaid lease deposits	$ 675,773	$ 33,501
Prepaid transaction costs	6,176,806
Other prepaids	1,058,857	930,450
Total	$ 7,911,436	$ 963,951	$ 330,127